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                     SUPPLEMENT DATED OCTOBER 11, 2016 TO

                       PROSPECTUS DATED MAY 1, 2016 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it and keep it with your prospectus for future reference.

At a Board of Directors meeting held on June 9, 2016, the Board of Directors (the "Board") of the GE Investments Funds, Inc. (the "Fund") approved the rebranding of the Fund and each of its series portfolios (the "Portfolios") in connection with the appointment of SSGA Funds Management, Inc. ("SSGA FM") as investment adviser to the Fund's Portfolios. Subject to the requisite approval by the Fund's shareholders, effective on or about November 30, 2016, the Fund will be rebranded the "State Street Variable Insurance Series Funds, Inc." Effective on or about November 30, 2016, each individual Portfolio will change its respective name as follows:

               Old Name                                 New Name
---------------------------------------------------------------------------------
GE Investments Total Return Fund         State Street Total Return V.I.S. Fund
---------------------------------------------------------------------------------
GE Investments Real Estate Securities    State Street Real Estate Securities
Fund                                     V.I.S. Fund
---------------------------------------------------------------------------------
GE Investments S&P 500(R) Index Fund     State Street S&P 500(R) Index V.I.S.
                                         Fund
---------------------------------------------------------------------------------
GE Investments Small-Cap Equity Fund     State Street Small-Cap Equity V.I.S.
                                         Fund
---------------------------------------------------------------------------------
GE Investments Core Value Equity Fund    State Street Core Value Equity V.I.S.
                                         Fund
---------------------------------------------------------------------------------
GE Investments U.S. Equity Fund          State Street U.S. Equity V.I.S. Fund
---------------------------------------------------------------------------------
GE Investments Premier Growth Equity     State Street Premier Growth Equity
Fund                                     V.I.S. Fund
---------------------------------------------------------------------------------
GE Investments Income Fund               State Street Income V.I.S. Fund
---------------------------------------------------------------------------------

Furthermore, at a Board meeting held on September 9, 2016, the Board approved the termination of BlackRock Investment Management, LLC ("BlackRock") as investment sub-adviser to the Total Return Fund. Effective on or about November 30, 2016, SSGA FM will directly manage the underlying passive strategies of the Total Return Fund, and BlackRock will no longer serve as investment sub-adviser to the Total Return Fund.

As a result of this proposed rebranding, subject to the requisite approval by the Fund's shareholders, effective on or about November 30, 2016, all references in your contract prospectus to the Fund and the Portfolios shall be updated accordingly. In addition, the contract prospectus shall be updated to reflect that SSGA FM is now serving as investment adviser to the Portfolios and, effective on or about November 30, 2016, that BlackRock will no longer serve as investment sub-adviser to the Total Return Fund.

            The variable annuity prospectus is revised accordingly.

19779 SUPPC 10/11/16